Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss for the year	$ (64,553)	$ (39,995)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	27,052	23,382
Stock-based compensation	95,720	49,163
Provision for uncollectible receivables related to merchant cash advances and loans receivable	1,355	1,529
Unrealized foreign exchange (gain) loss	1,272	(1,604)
Changes in operating assets and liabilities:
Trade and other receivables	(32,649)	(13,037)
Merchant cash advances and loans receivable	(50,694)	(37,811)
Other current assets	(10,816)	(3,706)
Accounts payable and accrued liabilities	20,641	15,428
Deferred revenue	9,015	10,960
Lease incentives	8,414	2,515
Net cash provided by operating activities	9,324	7,901
Cash flows from investing activities
Purchase of marketable securities	(2,447,955)	(1,129,263)
Maturity of marketable securities	1,698,264	642,073
Acquisitions of property and equipment	(27,950)	(20,043)
Acquisitions of intangible assets	(13,595)	(4,219)
Acquisition of businesses, net of cash acquired	(19,397)	(15,718)
Net cash used by investing activities	(810,633)	(527,170)
Cash flows from financing activities
Proceeds from the exercise of stock options	30,494	14,774
Proceeds from public offering, net of issuance costs	1,041,688	560,057
Net cash provided by financing activities	1,072,182	574,831
Effect of foreign exchange on cash and cash equivalents	(1,867)	2,102
Net increase in cash and cash equivalents	269,006	57,664
Cash and cash equivalents – Beginning of Year	141,677	84,013
Cash and cash equivalents – End of Year	410,683	141,677
Non-cash investing activities:
Acquired property and equipment remaining unpaid	1,931	1,764
Acquired intangible assets remaining unpaid	322	0
Capitalized stock-based compensation	1,970	1,372
MCA
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for uncollectible receivables related to merchant cash advances and loans receivable	$ 5,922	$ 2,606